Insurance (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and casualty companies [Member]
Statutory information
Net Earnings (Loss)	$ 375	$ 624	$ 574
Policyholders' Surplus	1,976	2,101
Life insurance companies [Member]
Statutory information
Net Earnings (Loss)	190	213	(76)
Policyholders' Surplus	$ 1,225	$ 1,153